--------------------------------------------------------------------------------
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                    [LOGO FOR EXCELSIOR FUNDS APPEARS HERE]



                                  Money Market
                                   Portfolios


                               SEMI-ANNUAL REPORT

                               September 30, 1999

                               TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
STATEMENTS OF ASSETS AND LIABILITIES......................................    1
STATEMENTS OF OPERATIONS..................................................    2
STATEMENTS OF CHANGES IN NET ASSETS.......................................    3
FINANCIAL HIGHLIGHTS--SELECTED PER SHARE DATA AND RATIOS..................    4
PORTFOLIOS OF INVESTMENTS
 Treasury Money Fund......................................................    6
 Government Money Fund....................................................    7
 Money Fund...............................................................    8
 Tax-Exempt Money Fund....................................................    9
 New York Tax-Exempt Money Fund...........................................   12
NOTES TO FINANCIAL STATEMENTS.............................................   14

For shareholder account information, current price and yield quotations, or to make an initial purchase or obtain a prospectus, call the appropriate telephone number listed below:

 . Initial Purchase and Prospectus Information and Shareholder Services 1-800-446-1012 (From overseas, call 617-557-8280)
 . Current Price and Yield Information 1-800-446-1012
 . Internet Address: http://www.excelsiorfunds.com

This report must be preceded or accompanied by a current prospectus.

Prospectuses containing more complete information including charges and expenses regarding Excelsior Funds, Inc. and Excelsior Tax-Exempt Funds, Inc. may be obtained by contacting the Funds at 1-800-446-1012.

Investors should read the current prospectus carefully prior to investing or sending money.

Excelsior Funds, Inc. and Excelsior Tax-Exempt Funds, Inc. are distributed by Edgewood Services, Inc.

You may write to Excelsior Funds, Inc. and Excelsior Tax-Exempt Funds, Inc. at the following address:

    Excelsior Funds
    c/o Chase Global Funds Services Company
    P.O. Box 2798
    Boston, MA 02208-2798

SHARES IN THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, UNITED STATES TRUST COMPANY OF NEW YORK, U.S. TRUST COMPANY OF CONNECTICUT, THEIR PARENT AND AFFILIATES AND SHARES ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. FUND SHARES ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT. ALTHOUGH THE FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUNDS.

Excelsior Funds, Inc.
Statements of Assets and Liabilities
September 30, 1999 (Unaudited)

                                                                                         New York
                              Treasury    Government                     Tax-Exempt     Tax-Exempt
                               Money        Money          Money           Money          Money
                                Fund         Fund           Fund            Fund           Fund
                            ------------ ------------  --------------  --------------  ------------
  ASSETS:
   Investments, at cost--
    see accompanying
    portfolios............  $405,551,993 $810,436,123  $1,034,211,519  $1,286,601,967  $319,123,377
                            ============ ============  ==============  ==============  ============
   Investments, at value
    (Note 1)..............  $405,551,993 $810,436,123  $1,034,211,519  $1,286,601,967  $319,123,377
   Cash...................       131,202      212,691          59,910          98,326        82,144
   Interest receivable....     3,853,046    3,222,646       6,142,408       5,515,237     1,315,685
   Prepaid expenses.......         2,478        4,966           2,951           5,515           115
                            ------------ ------------  --------------  --------------  ------------
   Total Assets...........   409,538,719  813,876,426   1,040,416,788   1,292,221,045   320,521,321
  LIABILITIES:
   Payable for dividends
    declared..............     1,783,272    3,615,192       4,244,093       3,194,981       708,752
   Payable for investments
    purchased.............           --           --              --       22,107,096    11,000,000
   Investment advisory
    fees payable (Note 2).       197,783      334,976         312,796         388,464       189,474
   Administration fees
    payable (Note 2)......        77,433      138,455         165,453         227,482        48,268
   Administrative
    servicing fees payable
    (Note 2)..............        18,359       34,654          83,930         140,553         3,695
   Directors' fees payable
    (Note 2)..............         3,922        5,265           5,877          22,374         3,959
   Accrued expenses and
    other payables........        70,769       86,305         132,643         132,904       111,097
                            ------------ ------------  --------------  --------------  ------------
   Total Liabilities......     2,151,538    4,214,847       4,944,792      26,213,854    12,065,245
                            ------------ ------------  --------------  --------------  ------------
  NET ASSETS..............  $407,387,181 $809,661,579  $1,035,471,996  $1,266,007,191  $308,456,076
                            ============ ============  ==============  ==============  ============
  NET ASSETS consist of:
   Undistributed
    (distributions in
    excess of) net
    investment income.....  $      8,337 $        (75) $          (17) $        1,873  $        --
   Accumulated net
    realized gain (loss)
    on investments........         2,009      (87,275)        (53,997)       (118,914)       (7,001)
   Par value (Note 3).....       407,380      809,784       1,035,697       1,266,375       308,463
   Paid-in capital in
    excess of par value...   406,969,455  808,939,145   1,034,490,313   1,264,857,857   308,154,614
                            ------------ ------------  --------------  --------------  ------------
  Total Net Assets........  $407,387,181 $809,661,579  $1,035,471,996  $1,266,007,191  $308,456,076
                            ============ ============  ==============  ==============  ============
  Shares of Common Stock
   Outstanding (Note 3)...   407,379,999  809,783,930   1,035,696,672   1,266,374,873   308,463,077
  NET ASSET VALUE PER
   SHARE..................         $1.00        $1.00           $1.00           $1.00         $1.00
                                   =====        =====           =====           =====         =====

                       See Notes to Financial Statements

Excelsior Funds, Inc.
Statements of Operations
Six Months Ended September 30, 1999 (Unaudited)

                                                                                 New York
                             Treasury    Government                Tax-Exempt   Tax-Exempt
                               Money        Money        Money        Money       Money
                               Fund         Fund         Fund         Fund         Fund
                            -----------  -----------  -----------  -----------  ----------
  INVESTMENT INCOME:
   Interest income........  $10,770,599  $20,085,554  $25,462,047  $21,636,781  $4,516,578
                            -----------  -----------  -----------  -----------  ----------
  EXPENSES:
   Investment advisory
    fees (Note 2).........      674,530      977,586    1,234,937    1,704,862     720,019
   Administration fees
    (Note 2)..............      342,583      596,070      752,519    1,039,010     219,399
   Custodian fees.........       62,338      108,313      160,136      174,871      37,442
   Administrative
    servicing fees (Note
    2)....................       53,365      111,457      247,993      431,097       9,841
   Legal and audit fees...       28,943       42,628       59,194       77,966      23,452
   Directors' fees and
    expenses (Note 2).....        7,454       10,490       16,047       35,522       7,077
   Registration and filing
    fees..................        7,971        8,549        9,837        7,082       4,468
   Shareholder reports....        6,730       12,266       16,197       23,448       5,762
   Shareholder servicing
    agent fees............        5,822        7,411       32,204       11,905       2,691
   Miscellaneous expenses.       15,766       36,897       69,923       77,710      22,178
                            -----------  -----------  -----------  -----------  ----------
   Total Expenses.........    1,205,502    1,911,667    2,598,987    3,583,473   1,052,329
   Fees waived and
    reimbursed by
    investment adviser and
    administrators (Note
    2)....................      (53,365)    (111,457)    (247,993)    (431,097)   (278,190)
                            -----------  -----------  -----------  -----------  ----------
   Net Expenses...........    1,152,137    1,800,210    2,350,994    3,152,376     774,139
                            -----------  -----------  -----------  -----------  ----------
  NET INVESTMENT INCOME...    9,618,462   18,285,344   23,111,053   18,484,405   3,742,439
                            -----------  -----------  -----------  -----------  ----------
  REALIZED GAIN (LOSS) ON
   INVESTMENTS (Note 1):
   Net realized gain
    (loss) on security
    transactions..........      (15,854)         (25)        (187)      42,721      (7,001)
                            -----------  -----------  -----------  -----------  ----------
  Net increase in net
   assets resulting from
   operations.............  $ 9,602,608  $18,285,319  $23,110,866  $18,527,126  $3,735,438
                            ===========  ===========  ===========  ===========  ==========

                       See Notes to Financial Statements

Excelsior Funds, Inc.
Statements of Changes in Net Assets

                                                                                          New York
                              Treasury     Government                     Tax-Exempt     Tax-Exempt
                               Money         Money          Money           Money          Money
                                Fund          Fund           Fund            Fund          Fund*
                            ------------  ------------  --------------  --------------  ------------
  Six Months Ended
   September 30, 1999
   (Unaudited)
  Net investment income...  $  9,618,462  $ 18,285,344  $   23,111,053  $   18,484,405  $  3,742,439
  Net realized gain (loss)
   on investments.........       (15,854)          (25)           (187)         42,721        (7,001)
                            ------------  ------------  --------------  --------------  ------------
  Net increase in net
   assets resulting from
   operations.............     9,602,608    18,285,319      23,110,866      18,527,126     3,735,438
  Distributions to
   shareholders:
   From net investment
    income................    (9,618,462)  (18,285,319)    (23,111,053)    (18,473,605)   (3,742,439)
  Increase (decrease) in
   net assets from fund
   share transactions
   (Note 3)...............   (86,813,814)  167,830,682      61,804,563    (237,115,585)    2,743,770
                            ------------  ------------  --------------  --------------  ------------
  Net increase (decrease)
   in net assets..........   (86,829,668)  167,830,682      61,804,376    (237,062,064)    2,736,769
  NET ASSETS:
   Beginning of period....   494,216,849   641,830,897     973,667,620   1,503,069,255   305,719,307
                            ------------  ------------  --------------  --------------  ------------
   End of period (1)......  $407,387,181  $809,661,579  $1,035,471,996  $1,266,007,191  $308,456,076
                            ============  ============  ==============  ==============  ============
   (1) Including
       undistributed
       (distributions in
       excess of) net
       investment income..  $      8,337  $        (75) $          (17) $        1,873  $        --
                            ============  ============  ==============  ==============  ============
  Year Ended March 31,
   1999
  Net investment income...  $ 23,557,435  $ 30,378,492  $   35,599,290  $   40,998,153  $  4,164,534
  Net realized gain (loss)
   on investments.........        42,508       (18,567)          4,266         (25,479)          --
                            ------------  ------------  --------------  --------------  ------------
  Net increase in net
   assets resulting from
   operations.............    23,599,943    30,359,925      35,603,556      40,972,674     4,164,534
  Distributions to
   shareholders:
   From net investment
    income................   (23,564,239)  (30,378,492)    (35,599,290)    (40,998,164)   (4,164,534)
   In excess of net
    investment income.....           --           (100)            (17)         (8,928)          --
  Increase in net assets
   from fund share
   transactions (Note 3)..    24,540,692    41,732,622     314,791,213     106,572,629   305,719,307
                            ------------  ------------  --------------  --------------  ------------
  Net increase in net
   assets.................    24,576,396    41,713,955     314,795,462     106,538,211   305,719,307
  NET ASSETS:
   Beginning of year......   469,640,453   600,116,942     658,872,158   1,396,531,044           --
                            ------------  ------------  --------------  --------------  ------------
   End of year (2)........  $494,216,849  $641,830,897  $  973,667,620  $1,503,069,255  $305,719,307
                            ============  ============  ==============  ==============  ============
 --------
   (2) Including
       undistributed
       (distributions in
       excess of) net
       investment income..  $      8,337  $       (100) $          (17) $       (8,927) $        --
                            ============  ============  ==============  ==============  ============
 --------

* New York Tax-Exempt Money Fund commenced operations on August 3, 1998.
                       See Notes to Financial Statements

Excelsior Funds, Inc.
Financial Highlights -- Selected Per Share Data and Ratios

  For a Fund share outstanding throughout each period.

                           Net Asset                             Total    Dividends     Dividends
                            Value,      Net      Net Realized     From     From Net    in Excess of
                           Beginning Investment  Gain (Loss)   Investment Investment  Net Investment
                           of Period   Income   on Investments Operations   Income        Income
                           --------- ---------- -------------- ---------- ----------  --------------
  TREASURY MONEY FUND -- (2/13/91*)
   Year Ended March 31,
   1995...................   $1.00    $0.04165          --      $0.04165  $(0.04165)          --
   1996...................    1.00     0.05043          --       0.05043   (0.05043)          --
   1997...................    1.00     0.04676          --       0.04676   (0.04676)          --
   1998...................    1.00     0.04853          --       0.04853   (0.04853)          --
   1999...................    1.00     0.04543     $0.00002      0.04545   (0.04545)          --
   Six Months Ended
    September 30, 1999
    (Unaudited)...........    1.00     0.02138          --       0.02138   (0.02138)          --
  GOVERNMENT MONEY FUND -- (5/8/85*)
   Year Ended March 31,
   1995...................   $1.00    $0.04397          --      $0.04397  $(0.04397)          --
   1996...................    1.00     0.05296          --       0.05296   (0.05296)          --
   1997...................    1.00     0.04862          --       0.04862   (0.04862)          --
   1998...................    1.00     0.05082          --       0.05082   (0.05082)          --
   1999...................    1.00     0.04838          --       0.04838   (0.04838)          -- ++
   Six Months Ended
    September 30, 1999
    (Unaudited)...........    1.00     0.02331          --       0.02331   (0.02331)          --
  MONEY FUND -- (5/3/85*)
   Year Ended March 31,
   1995...................   $1.00    $0.04494     $0.00002     $0.04496  $(0.04496)          --
   1996...................    1.00     0.05336          --       0.05336   (0.05336)          --
   1997...................    1.00     0.04888          --       0.04888   (0.04888)          --
   1998...................    1.00     0.05139          --       0.05139   (0.05139)          --
   1999...................    1.00     0.04901          --       0.04901   (0.04901)          -- ++
   Six Months Ended
    September 30, 1999
    (Unaudited)...........    1.00     0.02336          --       0.02336   (0.02336)          --
  TAX-EXEMPT MONEY FUND -- (5/24/85*)
   Year Ended March 31,
   1995...................   $1.00    $0.02825          --      $0.02825  $(0.02825)          --
   1996...................    1.00     0.03362          --       0.03362   (0.03362)          --
   1997...................    1.00     0.03050          --       0.03050   (0.03050)          --
   1998...................    1.00     0.03216          --       0.03216   (0.03216)          --
   1999...................    1.00     0.02911          --       0.02911   (0.02910)    $(0.00001)
   Six Months Ended
    September 30, 1999
    (Unaudited)...........    1.00     0.01357     (0.00001)     0.01356   (0.01356)          --
  NEW YORK TAX-EXEMPT MONEY FUND -- (8/3/98*)
   Period Ended March 31,
   1999...................   $1.00    $0.01711          --      $0.01711  $(0.01711)          --
   Six Months Ended
    September 30, 1999
    (Unaudited)...........    1.00     0.01297          --       0.01297   (0.01297)          --

  * Commencement of operations
 ** Annualized
  + Expense ratios before waiver of fees and reimbursement of expenses (if any)
    by adviser and administrators.
 ++ Amount represents less than $0.00001 per share.
                       See Notes to Financial Statements

                                                  Ratio of   Ratio of    Ratio of
                                                    Net        Gross       Net
                  Net Asset          Net Assets, Operating   Operating  Investment
                   Value,                End      Expenses   Expenses     Income     Fee
       Total         End    Total     of Period  to Average to Average  to Average Waivers
   Distributions  of Period Return     (000's)   Net Assets Net Assets+ Net Assets (Note 2)
   -------------  --------- ------   ----------- ---------- ----------- ---------- --------


     $(0.04165)     $1.00   4.25%    $  196,932    0.55%       0.57%      4.09%    $0.00019
      (0.05043)      1.00   5.16%       258,169    0.55%       0.57%      5.03%     0.00021
      (0.04676)      1.00   4.78%       349,087    0.52%       0.54%      4.68%     0.00026
      (0.04853)      1.00   4.96%       469,640    0.52%       0.54%      4.86%     0.00021
      (0.04545)      1.00   4.64%       494,217    0.52%       0.55%      4.55%     0.00029


      (0.02138)      1.00   4.29%**     407,387    0.51%**     0.54%**    4.28%**   0.00012


     $(0.04397)     $1.00   4.49%    $  725,774    0.50%       0.53%      4.38%    $0.00024
      (0.05296)      1.00   5.43%       461,470    0.50%       0.53%      5.36%     0.00031
      (0.04862)      1.00   4.97%       533,834    0.47%       0.51%      4.86%     0.00035
      (0.05082)      1.00   5.20%       600,117    0.47%       0.50%      5.09%     0.00030
      (0.04838)      1.00   4.95%       641,831    0.47%       0.50%      4.85%     0.00029


      (0.02331)      1.00   4.70%**     809,662    0.46%**     0.49%**    4.68%**   0.00014


     $(0.04496)     $1.00   4.59%    $  824,578    0.49%       0.52%      4.49%    $0.00026
      (0.05336)      1.00   5.47%       394,285    0.50%       0.53%      5.40%     0.00037
      (0.04888)      1.00   5.00%       498,066    0.47%       0.53%      4.89%     0.00052
      (0.05139)      1.00   5.26%       658,872    0.48%       0.52%      5.14%     0.00046
      (0.04901)      1.00   5.01%       973,668    0.48%       0.52%      4.85%     0.00049


      (0.02336)      1.00   4.72%**   1,035,472    0.48%**     0.53%**    4.68%**   0.00025


     $(0.02825)     $1.00   2.86%    $  814,890    0.49%       0.52%      2.85%    $0.00030
      (0.03362)      1.00   3.41%       966,711    0.49%       0.53%      3.35%     0.00042
      (0.03050)      1.00   3.09%     1,069,686    0.47%       0.52%      3.05%     0.00053
      (0.03216)      1.00   3.26%     1,396,531    0.47%       0.53%      3.21%     0.00053
      (0.02911)      1.00   2.95%     1,503,069    0.46%       0.52%      2.91%     0.00059


      (0.01356)      1.00   2.72%**   1,266,007    0.46%**     0.53%**    2.71%**   0.00032


     $(0.01711)     $1.00   2.62%**  $  305,719    0.47%**     0.79%**    2.24%**  $0.00219


      (0.01297)      1.00   2.60%**     308,456    0.54%**     0.73%**    2.60%**   0.00096

                       See Notes to Financial Statements

Excelsior Funds, Inc.
Portfolio of Investments September 30, 1999 (Unaudited)
Treasury Money Fund




  Principal                                               Discount    Value
    Amount                                                  Rate     (Note 1)
  ---------                                               -------- ------------
 U.S. GOVERNMENT & AGENCY OBLIGATIONS -- 97.52%
              Federal Home Loan Bank
 $ 47,000,000 10/01/99.................................     5.17%  $ 47,000,000
              Student Loan Marketing Association
    5,000,000 02/22/00.................................     5.20#     5,004,801
   45,000,000 03/16/00.................................     5.46#    45,000,000
              U.S. Treasury Notes
  200,000,000 12/31/99.................................     5.15    200,231,233
  100,000,000 01/31/00.................................     5.19    100,048,347
                                                                   ------------
              TOTAL U.S. GOVERNMENT & AGENCY
              OBLIGATIONS (Cost $397,284,381)..........             397,284,381
                                                                   ------------

                                                                      Value
  Shares                                                             (Note 1)
  ------                                                           ------------
 OTHER SHORT-TERM INVESTMENTS -- 2.03%
 8,267,612 Dreyfus Government Cash Management Fund
           (Cost $8,267,612)............................           $  8,267,612
                                                                   ------------
 TOTAL INVESTMENTS (Cost $405,551,993*)..................   99.55% $405,551,993
 OTHER ASSETS & LIABILITIES (NET)........................    0.45     1,835,188
                                                           ------  ------------
 NET ASSETS..............................................  100.00% $407,387,181
                                                           ======  ============

--------
* Aggregate cost for Federal tax and book purposes.
# Variable or floating rate securities--rate disclosed is as of September 30,
  1999.
                       See Notes to Financial Statements

Excelsior Funds, Inc.
Portfolio of Investments September 30, 1999 (Unaudited)
Government Money Fund




  Principal                                               Discount    Value
    Amount                                                  Rate     (Note 1)
  ---------                                               -------- ------------
 U.S. GOVERNMENT & AGENCY OBLIGATIONS -- 98.61%
              Federal Home Loan Bank
 $312,000,000 10/01/99.................................     5.17%  $312,000,000
   25,000,000 02/24/00.................................     4.90     24,999,499
              Student Loan Marketing Association
   75,000,000 10/01/99.................................     5.18     75,000,000
   30,900,000 11/01/99.................................     5.40#    30,898,851
  125,000,000 11/10/99.................................     5.56#   125,006,668
   75,000,000 11/16/99.................................     5.43     75,043,775
   13,500,000 02/22/00.................................     5.20#    13,512,515
   42,000,000 08/03/00.................................     5.56#    41,982,386
  100,000,000 08/10/00.................................     5.52#    99,974,262
                                                                   ------------
              TOTAL U.S. GOVERNMENT & AGENCY
              OBLIGATIONS (Cost $798,417,956)..........             798,417,956
                                                                   ------------

                                                                      Value
   Shares                                                            (Note 1)
   ------                                                          ------------
 OTHER SHORT-TERM INVESTMENTS -- 1.48%
 12,018,167 Dreyfus Government Cash Management Fund
            (Cost $12,018,167)..........................           $ 12,018,167
                                                                   ------------
 TOTAL INVESTMENTS
 (Cost $810,436,123*)....................................  100.09% $810,436,123
 OTHER ASSETS & LIABILITIES (NET)........................   (0.09)     (774,544)
                                                           ------  ------------
 NET ASSETS..............................................  100.00% $809,661,579
                                                           ======  ============

--------
* Aggregate cost for Federal tax and book purposes.
# Variable or floating rate securities--rate disclosed is as of September 30,
  1999.
                       See Notes to Financial Statements

Excelsior Funds, Inc.
Portfolio of Investments September 30, 1999 (Unaudited)
Money Fund




  Principal                                             Discount     Value
    Amount                                                Rate      (Note 1)
  ---------                                             -------- --------------
 COMMERCIAL PAPER -- 56.78%
 $ 50,000,000 American Express Co., 10/06/99.........     5.28%  $   50,000,000
   50,000,000 Ameritech Corp., 10/05/99..............     5.35       49,970,278
   50,000,000 Chevron Corp.,
              10/07/99...............................     5.33       50,000,000
   50,000,000 Corporate Asset Funding Co.,
              10/01/99...............................     5.60       50,000,000
   50,000,000 Daimler Chrysler Corp., 10/06/99.......     5.27       50,000,000
   50,000,000 Ford Motor Credit Co., 10/06/99........     5.28       50,000,000
   45,000,000 General Electric Capital Corp.,
              10/06/99...............................     5.15       45,000,000
   15,000,000 Hewlett Packard Co., 10/07/99..........     5.32       14,986,700
   30,000,000 KFW International Finance,
              10/01/99...............................     5.50       30,000,000
   50,000,000 Prudential Funding Corp., 10/07/99.....     5.33       50,000,000
   50,000,000 Sears Roebuck & Co., 10/06/99..........     5.30       50,000,000
   50,000,000 Shell Oil Co.,
              10/01/99...............................     5.45       50,000,000
   48,000,000 Wal-Mart Stores, Inc., 10/01/99........     5.55       48,000,000
                                                                 --------------
              TOTAL COMMERCIAL PAPER
              (Cost $587,956,978)....................               587,956,978
                                                                 --------------
 U.S. GOVERNMENT & AGENCY OBLIGATIONS -- 30.11%
              Federal Home Loan Bank
   22,000,000 10/01/99...............................     5.17       22,000,000
              Student Loan Marketing Association
   50,000,000 01/12/00...............................     5.55#      49,994,355
   89,820,000 02/11/00...............................     5.44#      89,842,473
   50,000,000 03/23/00...............................     5.36#      50,000,000
  100,000,000 08/10/00...............................     5.52#      99,974,262
                                                                 --------------
              TOTAL U.S. GOVERNMENT & AGENCY
              OBLIGATIONS (Cost $311,811,090)........               311,811,090
                                                                 --------------

  Principal                                              Discount     Value
   Amount                                                  Rate      (Note 1)
  ---------                                              -------- --------------
 CERTIFICATES OF DEPOSIT -- 7.73%
 $40,000,000 Royal Bank of Canada, 03/22/00...........      5.15% $   39,994,540
  40,000,000 Toronto Dominion Bank, 02/22/00..........      5.14      39,993,916
                                                                  --------------
             TOTAL CERTIFICATES OF DEPOSIT
             (Cost $79,988,456).......................                79,988,456
                                                                  --------------
 CORPORATE BONDS -- 4.35%
  45,000,000 Merrill Lynch & Co., Inc., 10/4/1999
             (Cost $45,001,050).......................      5.82#     45,001,050
                                                                  --------------
   Shares
   ------
 OTHER SHORT-TERM INVESTMENTS -- 0.91%
   9,453,945 Dreyfus Government Cash Management Fund
             (Cost $9,453,945)........................                 9,453,945
                                                                  --------------
 TOTAL INVESTMENTS
 (Cost $1,034,211,519*)................................    99.88% $1,034,211,519
 OTHER ASSETS & LIABILITIES (NET)......................     0.12       1,260,477
                                                          ------  --------------
 NET ASSETS............................................   100.00% $1,035,471,996
                                                          ======  ==============

--------
* Aggregate cost for Federal tax and book purposes.
# Variable or floating rate securities--rate disclosed is as of September 30,
  1999.
                       See Notes to Financial Statements

Excelsior Tax-Exempt Funds, Inc.
Portfolio of Investments September 30, 1999 (Unaudited)
Tax-Exempt Money Fund




  Principal                                                            Value
   Amount                                                            (Note 1)
  ---------                                                         -----------
 TAX-EXEMPT CASH EQUIVALENT SECURITIES -- 53.26%
 $ 8,000,000 Anne Arundel County, Maryland, Commercial Paper,
             3.500%, 02/09/2000...................................  $ 8,000,000
  10,000,000 Burke County, Georgia, Development Authority,
             Commercial Paper,
             3.350%, 10/07/1999...................................   10,000,000
  15,000,000 Burke County, Georgia, Development Authority,
             Commercial Paper,
             3.500%, 01/21/2000...................................   15,000,000
  11,000,000 Dallas, Texas, Dallas Area Rapid Transit Authority,
             Commercial Paper,
             3.500%, 02/09/2000...................................   11,000,000
  11,000,000 Dallas, Texas, Dallas Area Rapid Transit Authority,
             Commercial Paper,
             3.550%, 03/07/2000...................................   11,000,000
  10,000,000 Dallas, Texas, Dallas Area Rapid Transit Authority,
             Commercial Paper,
             3.500%, 03/08/2000...................................   10,000,000
  20,000,000 Dallas, Texas, Dallas Area Rapid Transit Authority,
             Commercial Paper,
             3.600%, 03/09/2000...................................   20,000,000
   5,000,000 Hockley County, Texas, General Obligation Bonds,
             3.600%, 03/01/2000...................................    5,000,000
  10,000,000 Illinois Educational Facilities Authority Revenue
             Notes, 3.400%, 11/10/1999............................   10,000,000
  15,000,000 Illinois Educational Facilities Authority Revenue
             Notes, 3.750%, 02/08/2000............................   15,000,000
  12,500,000 Illinois Health Facilities Authority, Commercial
             Paper, 3.650%, 02/16/2000............................   12,500,000
  10,600,000 Indianapolis, Indiana, Gas & Utilities Systems,
             Commercial Paper,
             3.550%, 03/07/2000...................................   10,600,000
  11,000,000 Intermountain Power Agency, Utah,
             3.500%, 11/17/1999...................................   11,000,000
  25,000,000 Intermountain Power Agency, Utah,
             3.500%, 02/10/2000...................................   25,000,000
  20,000,000 Jacksonville, Florida, Pollution Control Refunding
             Revenue Bonds, Florida Power & Light Co. Project,
             3.400%, 02/11/2000...................................   20,000,000
   7,700,000 Jasper County, Indiana, Commercial Paper, Northern
             Indiana Public Services,
             3.500%, 02/14/2000...................................    7,700,000
  25,500,000 Kentucky Asset/Liability Fund, Commercial Paper,
             3.500%, 11/10/1999...................................   25,500,000
  11,000,000 Kentucky Asset/Liability Fund, Commercial Paper,
             3.450%, 12/08/1999...................................   11,000,000
   9,100,000 Long Island Power Authority, New York, Electric
             Systems Revenue Bonds, Commercial Paper, 3.450%,
             02/10/2000...........................................    9,100,000
  20,000,000 Lower Colorado River Authority, Texas, Commercial
             Paper, 3.400%, 11/16/1999............................   20,000,000
   7,000,000 Metropolitan Transit Authority, New York, Special
             Obligation Bond Anticipation Notes, Series CP1,
             3.500%, 01/20/2000...................................    7,000,000
  10,000,000 Missouri Environmental Union Electric, 3.500%,
             03/08/2000...........................................   10,000,000

  Principal                                                             Value
   Amount                                                             (Note 1)
  ---------                                                          -----------
 TAX-EXEMPT CASH EQUIVALENT SECURITIES -- (continued)
 $10,000,000 Mobile, Alabama, General Obligation Commercial Paper,
             3.500%, 02/17/2000...................................   $10,000,000
  12,000,000 Montgomery, Maryland, General Obligation Commercial
             Paper,
             3.250%, 11/10/1999...................................    12,000,000
  11,300,000 New York State Environmental Commercial Paper,
             3.300%, 11/17/1999...................................    11,300,000
  40,600,000 New York State Power Authority & General Purpose
             Revenue Bonds,
             3.550%, 03/01/2000...................................    40,600,000
  40,815,000 North Carolina Municipal Power Agency, Commercial
             Paper, 3.700%, 10/08/1999............................    40,815,000
  27,500,000 Nueces River, Texas, San Miguel Electric Corp.,
             Commercial Paper,
             3.300%, 10/12/1999...................................    27,500,142
  25,000,000 Nueces River, Texas, San Miguel Electric Corp.,
             Commercial Paper,
             3.300%, 10/13/1999...................................    25,000,126
  23,700,000 Nueces River, Texas, San Miguel Electric Corp.,
             Commercial Paper,
             3.350%, 10/19/1999...................................    23,700,000
  10,000,000 Omaha, Nebraska, Public Power District, Commercial
             Paper, 3.600%, 03/06/2000............................    10,000,000
  10,250,000 Omaha, Nebraska, Public Power District, Commercial
             Paper, 3.650%, 03/06/2000............................    10,250,000
  10,000,000 Petersburg, Indiana, Pollution Control Revenue,
             Indiana Power and Light Co., Series B, (AMBAC),
             3.800%, 01/01/2023+..................................    10,000,000
   6,500,000 Pleasant Prairie, Wisconsin, Pollution Control
             Refunding Revenue Bonds, Wisconsin Electric Power
             Co., Series A,
             3.850%, 09/01/2030+..................................     6,500,000
  17,400,000 Salt River, Arizona, Electric & Gas Commercial Paper,
             3.500%, 02/09/2000...................................    17,400,000
   8,000,000 Salt River, Arizona, Electric & Gas Commercial Paper,
             Series A,
             3.500%, 02/10/2000...................................     8,000,000
  10,000,000 Salt River, Arizona, Electric & Gas Commercial Paper,
             3.500%, 02/18/2000...................................    10,000,000
  15,000,000 Salt River, Arizona, Electric & Gas Commercial Paper,
             3.600%, 03/06/2000...................................    15,000,000
  40,000,000 San Antonio, Texas, Water Commercial Paper, 3.550%,
             02/08/2000...........................................    40,000,000
  20,000,000 Shelby County, Tennessee, Commercial Paper, 3.500%,
             02/09/2000...........................................    20,000,000
  10,000,000 Texas State, Public Finance Authority, Commercial
             Paper, 3.750%, 02/07/2000............................    10,000,000
  15,000,000 Texas State, Tax & Revenue Anticipation Notes, Series
             A, 4.500%, 08/31/2000................................    15,103,399
  19,638,000 Wisconsin State, General Obligation Commercial Paper,
             3.600%, 03/10/2000...................................    19,638,000
   7,081,000 Wisconsin State, General Obligation Commercial Paper,
             Series A,
             3.650%, 03/10/2000...................................     7,081,000
                                                                     -----------
                                                                     674,287,667
                                                                     -----------

                       See Notes to Financial Statements

Excelsior Tax-Exempt Funds, Inc.
Portfolio of Investments September 30, 1999 (Unaudited)
Tax-Exempt Money Fund -- (continued)




  Principal                                                            Value
   Amount                                                            (Note 1)
  ---------                                                         -----------
 TAX-EXEMPT CASH EQUIVALENT SECURITIES -- BACKED BY LETTERS OF CREDIT -- 48.37%
             BANK OF AMERICA
 $20,000,000 Des Moines, Iowa, Hospital Facilities Revenue Bonds,
             Iowa Methodist Medical Center Project, 3.750%,
             08/01/2015+..........................................  $20,000,000
  20,000,000 Michigan Technological University Revenue Bonds,
             Series A, (AMBAC),
             3.750%, 10/01/2018+..................................   20,000,000
             BANK OF NEW YORK
  12,500,000 Rockport, Indiana, Pollution Control Project,
             (AMBAC), 3.750%, 06/01/2025+.........................   12,500,000
             BANK OF TOKYO MITSUBISHI
  13,080,000 University of Iowa, Facilities Revenue Bonds, Human
             Biology Research, Series A, 4.650%, 06/01/2005+......   13,080,000
             BARCLAYS BANK, PLC
   7,700,000 Bucks County, Pennsylvania, Industrial Development
             Authority Revenue Bonds, Tru Realty--Toys R Us
             Project,
             3.300%, 12/01/2018+..................................    7,700,000
             BAYERISCHE LANDESBANK/CREDIT LOCAL DE FRANCE/CHASE
             MANHATTAN BANK
  18,238,000 Clark County, Nevada, Airport Improvement Revenue
             Bonds, Series A, (MBIA), 3.650%, 07/01/2012+.........   18,238,000
             BAYERISCHE LANDESBANK/ MORGAN GUARANTY TRUST
   3,585,000 New York State Job Development Authority Revenue
             Bonds, Series D1-16,
             3.250%, 03/01/2000+..................................    3,585,000
             COMMERZBANK A.G.
  25,000,000 Massachusetts State General Obligation, Commercial
             Paper, Series A,
             3.750%, 09/01/2016+..................................   25,000,000
             CREDIT LOCAL DE FRANCE
  10,000,000 Birmingham, Alabama, Special Financing Authority,
             Health Care Facilities, Series A, 3.650%,
             09/01/2018+..........................................   10,000,000
             CS FIRST BOSTON
   6,900,000 Garden City, Kansas, Industrial Development Revenue
             Bonds, Inland Container Corp. Project, Temple
             Series 1983,
             3.350%, 01/01/2008+..................................    6,900,000
  48,050,000 Long Island Power Authority, New York, Electric
             Systems Revenue Bonds, Series 7, (MBIA), 3.800%,
             04/01/2025+..........................................   48,050,000
  25,000,000 Ohio County, Kentucky, Pollution Control Revenue
             Bonds, Big Rivers Electric Corp., (AMBAC), 3.850%,
             06/01/2013+..........................................   25,000,000
  10,000,000 Ohio County, Kentucky, Pollution Control Revenue
             Bonds, Big Rivers Electric Corp., (AMBAC), 3.800%,
             10/01/2015+..........................................   10,000,000

  Principal                                                             Value
   Amount                                                             (Note 1)
  ---------                                                          -----------
 TAX-EXEMPT CASH EQUIVALENT SECURITIES -- BACKED BY LETTERS OF CREDIT -- (con-
 tinued)
             FIRST NATIONAL BANK
 $ 6,330,000 Illinois Health Facilities Authority Revenue Bonds,
             Dupage Center Healthcorp,
             4.000%, 11/01/2020+..................................   $ 6,330,000
  15,500,000 Illinois Health Facilities Authority Revenue Bonds,
             Healthcorp Affiliates, Series B, 3.750%, 11/01/2015+.    15,500,000
  25,000,000 Illinois Health Facilities Authority Revenue Bonds,
             Resurrection Health, Series A, (FSA), 4.000%,
             05/15/2029+..........................................    25,000,000
  33,100,000 Illinois Health Facilities Authority Revenue Bonds,
             St. Lukes Medical Center, Series B, (MBIA), 3.750%,
             11/15/2023+..........................................    33,100,000
             FIRST UNION NATIONAL BANK
  10,200,000 Wake County, North Carolina, Industrial Facilities &
             Pollution Control Financing Authority Revenue Bonds,
             Carolina Power & Light Co., Series B,
             3.700%, 09/01/2015+..................................    10,200,000
  12,900,000 Wake County, North Carolina, Industrial Facilities &
             Pollution Control Financing Authority Revenue Bonds,
             Carolina Power & Light Co., Series C,
             3.700%, 10/01/2015+..................................    12,900,000
             LANDESBANK HESSEN-THURINGEN
  11,500,000 Washington State, General Obligation Bonds, Series
             VR-96B, 3.700%, 06/01/2020+..........................    11,500,000
             LASALLE NATIONAL BANK
   6,300,000 Flint, Michigan, Hospital Building Authority Revenue
             Bonds, Hurley Medical Center, Series B, 3.750%,
             07/01/2015+..........................................     6,300,000
   8,200,000 Illinois Health Facilities Authority Revenue Bonds,
             Ingalls Memorial Hospital, Series B, 3.750%,
             01/01/2016+..........................................     8,200,000
  13,265,000 Illinois Health Facilities Authority Revenue Bonds,
             Ingalls Memorial Hospital, Series C, 3.750%,
             01/01/2016+..........................................    13,265,000
  35,400,000 Illinois Health Facilities Authority Revenue Bonds,
             Resurrection Health, Series B, (FSA), 3.800%,
             05/15/2029+..........................................    35,400,000
             MORGAN GUARANTY TRUST
  26,300,000 Chicago, Illinois, General Obligation Bonds, 2.850%,
             01/31/2000+..........................................    26,250,200
  12,000,000 Detroit, Michigan, Sewage Disposal Revenue Bonds,
             Series A, (MBIA),
             3.150%, 07/01/2023+..................................    12,000,000
   6,900,000 Kenton County, Kentucky, Industrial Building Revenue
             Bonds, Redken Labs, Inc. Project, Series 1984,
             3.350%, 12/01/2014+..................................     6,900,000
  10,850,000 Missouri State Health & Educational Facilities
             Washington University Project Authority Revenue,
             3.750%, 09/01/2009+..................................    10,850,000
  10,000,000 New York State Dormitory Authority Revenue, Sloan
             Memorial, 3.700%, 07/01/2026+........................    10,000,000

                       See Notes to Financial Statements

Excelsior Tax-Exempt Funds, Inc.
Portfolio of Investments September 30, 1999 (Unaudited)
Tax-Exempt Money Fund -- (continued)




  Principal                                                            Value
   Amount                                                            (Note 1)
  ---------                                                         -----------
 TAX-EXEMPT CASH EQUIVALENT SECURITIES -- BACKED BY LETTERS OF CREDIT -- (con-
 tinued)
             NATIONAL WESTMINSTER BANK
 $ 6,060,000 Washoe County, Nevada, Gas & Water Facilities
             Revenue Bonds, Series A14,
             3.650%, 12/01/2014..................................   $ 6,060,000
             NATIONSBANK N.A.
   7,875,000 Greensboro, North Carolina, Enterprise Systems
             Revenue Bonds, Series B,
             3.700%, 06/01/2024+.................................     7,875,000
             NORDDEUTSCHE LANDESBANK
  14,950,000 Brazos, Texas, Harbor Industrial Development Corp.
             Revenue Bonds, Badische Corp., 3.350%, 12/01/2013+..    14,950,000
             NORTHERN TRUST
   7,425,000 Illinois Health Facilities Authority Revenue Bonds,
             Healthcorp. Affiliates, Series A, 3.750%,
             11/01/2015+.........................................     7,425,000
             RABOBANK NEDERLANDER
   9,125,000 Mississippi Hospital Equipment & Facilities
             Authority Revenue Bonds, Mississippi Baptist Medical
             Center, 3.750%, 07/01/2012+.........................     9,125,000
             SOCIETE GENERALE
   6,000,000 New York State Local Government Assistance
             Corporation Revenue Bonds, Series D, 3.650%,
             04/01/2025+.........................................     6,000,000
             TENNESSEE CONSUMER RETIREMENT SYSTEMS
  21,300,000 Tennessee State, Bond Anticipation Notes, Series A,
             3.650%, 07/02/2001+.................................    21,300,000
             TORONTO DOMINION BANK, LTD.
  10,000,000 Massachusetts State General Obligation, Commercial
             Paper, Series B,
             3.750%, 09/01/2016+.................................    10,000,000
  13,000,000 Utah State, General Obligation Commercial Paper,
             Series A, 3.650%, 07/01/2016+.......................    13,000,000
  22,400,000 Utah State, General Obligation Commercial Paper,
             Series C, 3.750%, 07/01/2016+.......................    22,400,000
   3,400,000 Wisconsin State Health Facilities Authority Revenue
             Bonds, Franciscan Health Care, Series A2, 3.770%,
             01/01/2016+.........................................     3,400,000
             WACHOVIA BANK
  27,000,000 Baltimore, Maryland, Port Facilities Revenue Bonds,
             Occidental Petroleum, Series 1981, 3.350%,
             10/14/2011+.........................................    27,000,000
                                                                    -----------
                                                                    612,283,200
                                                                    -----------

                                Value
    Shares                     (Note 1)
    ------                  --------------
 OTHER INVESTMENTS --
  0.00%
       31,100 Provident
              Tax-Exempt
              Municipal
              Fund........  $       31,100
                            --------------
 TOTAL INVESTMENTS
 (Cost
 $1,286,601,967*).. 101.63% $1,286,601,967
 OTHER ASSETS & LI-  (1.63)
 ABILITIES (NET)...            (20,594,776)
                    ------  --------------
 NET ASSETS........ 100.00% $1,266,007,191
                    ======  ==============

--------
* Aggregate cost for Federal tax and book purposes.
+ Variable rate demand bonds and notes are payable upon not more than seven business days notice.

AMBAC--American Municipal Bond Assurance Corp.
FSA--Financial Security Assurance
MBIA--Municipal Bond Insurance Assoc.

Note:
These municipal securities meet the three highest ratings assigned by Moody's Investors Services, Inc. or Standard and Poor's Corporation or, where not rated, are determined by the Investment Adviser, under the supervision of the Board of Directors, to be of comparable quality at the time of purchase to rated instruments that may be acquired by the Fund.

At September 30, 1999, approximately, 48% of the net assets are invested in municipal securities that have letter of credit enhancement features or escrows in U.S. Government securities backing them, which the Fund relies on. Without such features, the securities may or may not meet the quality standards of securities purchased by the Fund.

At September 30, 1999, approximately,18%,16% and11% of the net assets are invested in Texas, Illinois and New York municipal securities, respectively. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers to pay the required principal and interest payments of the municipal securities.
                       See Notes to Financial Statements

Excelsior Tax-Exempt Funds, Inc.
Portfolio of Investments September 30, 1999 (Unaudited)
New York Tax-Exempt Money Fund




  Principal                                                            Value
   Amount                                                            (Note 1)
  ---------                                                         -----------
 TAX-EXEMPT CASH EQUIVALENT SECURITIES -- BACKED BY LETTERS OF CREDIT -- 57.93%
             BANK OF NEW YORK
 $ 6,000,000 Nassau County, New York, Revenue Anticipation Notes,
             4.250%, 03/15/2000...................................  $ 6,017,258
   4,700,000 New York City, New York, Industrial Development
             Agency, Civic Facility Revenue Bonds, Children's
             Oncology Society, 3.650%, 05/01/2021+................    4,700,000
             BANK OF NOVA SCOTIA
   5,700,000 Suffolk County, New York, Water Authority Bond
             Anticipation Notes,
             3.65%, 11/01/2002+...................................    5,700,000
             BANKERS TRUST COMPANY
   1,500,000 Dutchess County, New York, Industrial Development
             Agency Revenue Bonds, Toys R Us-NYTEX, Inc. Project,
             3.875%, 11/01/2019+..................................    1,500,000
             BAYERISCHE LANDESBANK
   3,900,000 New York City, New York, General Obligation Bonds,
             Series F5, 3.650%, 02/15/2016+.......................    3,900,000
  10,350,000 Port Authority of New York & New Jersey, Special
             Obligation Bonds, Versatile Structure, 3.850%,
             08/01/2024+..........................................   10,350,000
             BAYERISCHE LANDESBANK/
             MORGAN GUARANTY TRUST
   7,485,000 New York State Job Development Authority Revenue
             Bonds, Series C1-34,
             3.050%, 03/01/2000+..................................    7,485,000
             BAYERISCHE LANDESBANK/
             WESTDEUTSCHE LANDESBANK
   1,400,000 Long Island Power Authority, New York, Electric
             Systems Revenue, Series 1,
             3.650%, 05/01/2033+..................................    1,400,000
   3,000,000 Long Island Power Authority, New York, Electric
             Systems Revenue, Series 2,
             3.750%, 05/01/2033+..................................    3,000,000
   8,945,000 New York State Local Government Assistance Corp.
             Revenue Bonds, Series A,
             3.650%, 04/01/2022+..................................    8,945,000
             CHASE MANHATTAN BANK
   1,300,000 New York City, New York, City Treasures Cultural
             Reserve, Jewish Museum of National History Revenue
             Bonds,
             3.600%, 12/01/2021+..................................    1,300,000
  15,900,000 New York City, New York, General Obligation Bonds,
             Subseries B9,
             3.650%, 08/15/2023+..................................   15,900,000
   3,700,000 New York State Housing Finance Agency, Mt. Sinai
             Medical School, Revenue Bonds, Series A, 3.800%,
             11/01/2014+..........................................    3,700,000
             COMMERZBANK A.G.
   6,500,000 New York City, New York, General Obligation Bonds,
             Subseries J2, 3.650%, 02/15/2016+....................    6,500,000
   8,000,000 New York City, New York, Health & Hospital Corporate
             Revenue Health Systems, Series F, 3.700%,
             02/15/2026+..........................................    8,000,000

  Principal                                                            Value
   Amount                                                            (Note 1)
  ---------                                                         -----------
 TAX-EXEMPT CASH EQUIVALENT SECURITIES -- BACKED BY LETTERS OF CREDIT --
  (continued)
             CREDIT LOCAL DE FRANCE
 $ 6,800,000 Niagara Falls, New York, Bridge Common Toll Revenue
             Bonds, Series A, (FGIC), 3.600%, 10/01/2019+........   $ 6,800,000
   4,700,000 Yonkers, New York, Industrial Development Agency,
             Civic Facility Revenue Bonds, Consumers Union
             Facility,
             3.650%, 07/01/2019+.................................     4,700,000
             CREDIT SUISSE
  11,300,000 New York City, New York, City Treasures Cultural
             Reserve, American Museum of Natural History Revenue
             Bonds, Series B, (MBIA), 3.600%, 04/01/2021+........    11,300,000
             FIRST NATIONAL BANK
   9,000,000 New York City, New York, Transitional Finance
             Authority Revenue, Subseries B2, 2.900%,
             11/01/2026+.........................................     9,000,000
             FIRST UNION NATIONAL BANK
  10,000,000 New York State Dormitory Authority Revenue, New York
             Public Library, Revenue Bonds, Series A, (MBIA),
             3.600%, 07/01/2028+.................................    10,000,000
             MORGAN GUARANTY TRUST
  11,100,000 New York City, New York, General Obligation Bonds,
             Series F6, 3.800%, 02/15/2018+......................    11,100,000
   5,000,000 New York City, New York, Transitional Finance
             Authority Revenue, Series B1, 2.900%, 11/01/2027+...     4,997,643
   7,500,000 New York State Dormitory Authority Revenue, Sloan
             Memorial,
             3.700%, 07/01/2026+.................................     7,500,000
             SOCIETE GENERALE
   1,400,000 New York State Energy Research & Development
             Authority, Pollution Control Revenue Bonds, Orange &
             Rockland Utilities, Series A, (FGIC),
             3.600%, 10/01/2014+.................................     1,400,000
   6,200,000 New York State Energy Research & Development
             Authority, Pollution Control Revenue Bonds, Orange &
             Rockland Utilities, Series A, (AMBAC),
             3.600%, 08/01/2015+.................................     6,200,000
   6,000,000 New York State Local Government Assistance Corp.
             Revenue Bonds, Series D, 3.650%, 04/01/2025+........     6,000,000
             TORONTO DOMINION BANK
   7,050,000 New York State Energy Research & Development
             Authority, Pollution Control Revenue Bonds, Niagara
             Mohawk Corp. Project, Series A, 3.900%, 03/01/2027+.     7,050,000
             UNION BANK OF SWITZERLAND
   1,700,000 New York State Energy Research & Development
             Authority, Gas Facilities Revenue, Brooklyn Union
             Gas, Series A, (MBIA), 3.600%, 12/01/2020+..........     1,700,000

                       See Notes to Financial Statements

Excelsior Tax-Exempt Funds, Inc.
Portfolio of Investments September 30, 1999 (Unaudited)
New York Tax-Exempt Money Fund -- (continued)




  Principal                                                           Value
   Amount                                                            (Note 1)
  ---------                                                        ------------
 TAX-EXEMPT CASH EQUIVALENT SECURITIES -- BACKED BY LETTERS OF CREDIT --
  (continued)
 $ 2,560,000 New York State Energy Research & Development
             Authority, Pollution Control Revenue Bonds, New
             York State Electric & Gas, Series B,
             3.200%, 10/15/2015+................................   $  2,558,720
                                                                   ------------
                                                                    178,703,621
                                                                   ------------
 TAX-EXEMPT CASH EQUIVALENT SECURITIES -- 45.03%
     700,000 Guam Power Authority, Commercial Paper, 3.000%,
             10/01/1999.........................................        700,000
   1,200,000 Hempstead, New York, Industrial Development Agency
             Resource Recovery Revenue, Fuel Company Project,
             4.050%, 12/01/1999.................................      1,200,648
   2,800,000 Irvington, New York, Union Free School District,
             Tax Anticipation Notes,
             4.000%, 02/11/2000.................................      2,808,008
   4,000,000 Long Island Power Authority, New York, Electric
             Systems, Commercial Paper, 3.500%, 01/21/2000......      4,000,000
   8,000,000 Metropolitan Transportation Authority of New York,
             Commercial Paper, Series B, 3.450%, 02/10/2000.....      8,000,000
  10,000,000 Metropolitan Transportation Authority of New York,
             Commercial Paper,
             3.550%, 02/18/2000.................................     10,000,000
  10,000,000 Metropolitan Transportation Authority of New York,
             Commercial Paper,
             3.500%, 03/07/2000.................................     10,000,000
   6,000,000 New York City, New York, City Municipal Water
             Financing Authority, Water & Sewer Systems
             Commercial Paper,
             3.750%, 10/21/1999.................................      6,000,000
   7,000,000 New York City, New York, City Municipal Water
             Financing Authority, Water & Sewer Systems
             Commercial Paper, Series 5, 3.250%, 11/15/1999.....      7,000,000
   4,000,000 New York City, New York, General Obligation
             Commercial Paper,
             3.450%, 01/21/2000.................................      4,000,000
   7,000,000 New York City, New York, Housing Development
             Corporation Multifamily Rent Housing Revenue Bonds,
             Parkgate Development, Series A,
             3.600%, 10/15/2028+................................      7,000,000
   4,480,000 New York State Dormitory Authority, Columbia
             University Commercial Paper, 3.300%, 10/12/1999....      4,480,000
   2,660,000 New York State Dormitory Authority, Commercial
             Paper, Series A,
             3.600%, 07/01/2015+................................      2,660,000
   1,845,000 New York State Dormitory Authority, Commercial
             Paper, 3.250%, 10/12/1999..........................      1,845,000
   3,000,000 New York State Dormitory Authority, Commercial
             Paper, 3.450%, 11/05/1999..........................      3,000,000

  Principal                                                           Value
   Amount                                                            (Note 1)
  ---------                                                        ------------
 TAX-EXEMPT CASH EQUIVALENT SECURITIES -- (continued)
 $10,900,000 New York State Dormitory Authority, Rockefeller
             University Revenue Bonds, Series A, 3.600%,
             07/01/2014+........................................   $ 10,900,000
  10,000,000 New York State Power Authority General Purpose
             Revenue Bonds,
             3.500%, 12/08/1999.................................     10,000,000
  12,295,000 New York State Power Authority General Purpose
             Revenue Bonds,
             3.550%, 03/01/2000.................................     12,295,000
  10,000,000 New York State Power Authority General Purpose
             Revenue Bonds,
             3.600%, 04/03/2000.................................     10,000,000
  14,000,000 Puerto Rico Government Development Bank, 3.400%,
             02/08/2000.........................................     14,000,000
   1,000,000 Rochester, New York, General Obligation Bonds,
             4.000%, 10/01/1999.................................      1,000,000
   8,000,000 Westchester County, New York, Healthcare System
             Commercial Paper,
             3.400%, 12/08/1999.................................      8,000,000
                                                                   ------------
                                                                    138,888,656
                                                                   ------------
   Shares
   ------
 OTHER INVESTMENTS -- 0.50%
   1,531,100 Provident Institutional New York
             Tax-Exempt Money Fund..............................      1,531,100
                                                                   ------------

 TOTAL INVESTMENTS
 (Cost $319,123,377*)....................................  103.46% $319,123,377
 OTHER ASSETS & LIABILITIES (NET)........................   (3.46)  (10,667,301)
                                                           ------  ------------
 NET ASSETS..............................................  100.00% $308,456,076
                                                           ======  ============

--------
* Aggregate cost for Federal tax and book purposes.
+ Variable rate demand bonds and notes are payable upon not more than seven business days notice.

AMBAC--American Municipal Bond Assurance Corp.
FGIC--Financial Guaranty Insurance Corp.
MBIA--Municipal Bond Insurance Assoc.

Note:
These municipal securities meet the three highest ratings assigned by Moody's Investors Services, Inc. or Standard and Poor's Corporation or, where not rated, are determined by the Investment Adviser, under the supervision of the Board of Directors, to be of comparable quality at the time of purchase to rated instruments that may be acquired by the Fund.

At September 30, 1999, approximately, 58% of the net assets are invested in municipal securities that have letter of credit enhancement features or escrows in U.S. Government securities backing them, which the Fund relies on. Without such features, the securities may or may not meet the quality standards of securities purchased by the Fund.

At September 30, 1999, approximately, 98% of the net assets are invested in New York municipal securities. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers to pay the required principal and interest payments of the municipal securities.
                       See Notes to Financial Statements

                             EXCELSIOR FUNDS, INC.
                       EXCELSIOR TAX-EXEMPT FUNDS, INC.

                   NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. Significant Accounting Policies

  Excelsior Funds, Inc. ("Excelsior Fund") and Excelsior Tax-Exempt Funds, Inc. ("Excelsior Tax-Exempt Fund" and collectively with Excelsior Fund, the "Funds") were incorporated under the laws of the State of Maryland on August 2, 1984 and August 8, 1984, respectively, and are registered under the Investment Company Act of 1940, as amended, as open-end management investment companies.

  Excelsior Fund and Excelsior Tax-Exempt Fund currently offer shares in seventeen and seven managed investment portfolios, respectively, each having its own investment objectives and policies. The following is a summary of significant accounting policies for Treasury Money Fund, Government Money Fund and Money Fund, portfolios of Excelsior Fund, Tax-Exempt Money Fund and New York Tax-Exempt Money Fund, portfolios of Excelsior Tax-Exempt Fund (the "Portfolios"). Such policies are in conformity with generally accepted accounting principles and are consistently followed by the Funds in the preparation of the financial statements. Generally accepted accounting principles require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates. New York Tax-Exempt Money Fund commenced operations on August 3, 1998. The financial statements for the remaining portfolios of the Funds are presented separately.

  With regard to the Portfolios, it is the Funds' policy, to the extent possible, to maintain a continuous net asset value per share of $1.00. Each of the Portfolios has adopted certain investment portfolio, valuation and dividend distribution policies to enable it to do so. However, there can be no assurance that the net asset value per share of the Portfolios will not vary.

  (a) Portfolio Valuation:

    Securities are valued at amortized cost, which has been determined by each Fund's Board of Directors to represent the fair value of the Portfolios' investments. Amortized cost valuation involves valuing an instrument at its cost initially and, thereafter, assuming a constant amortization to maturity of any discount or premium.

  (b) Security transactions and investment income:

    Security transactions are recorded on a trade date basis. Realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income, adjusted for amortization of premiums and, when appropriate, discounts on investments, is earned from settlement date and is recorded on the accrual basis.

  (c) Repurchase agreements:

    Excelsior Fund may purchase portfolio securities from financial institutions deemed to be creditworthy by the investment adviser subject to the seller's agreement to repurchase and Excelsior Fund's agreement to resell such securities at mutually agreed upon prices. Securities purchased subject to such repurchase agreements are deposited with Excelsior Fund's custodian or sub-custodian or are maintained in the Federal Reserve/Treasury book-entry system and must have, at all times, an aggregate market value not less than the repurchase price (including accrued interest).

    If the value of the underlying security falls below the value of the repurchase price, Excelsior Fund will require the seller to deposit additional collateral by the next business day. Default or bankruptcy of the seller may, however, expose the applicable Portfolio of Excelsior Fund to possible delay in connection with the disposition of the underlying securities or loss to the extent that proceeds from a sale of the underlying securities were less than the repurchase price under the agreement.

  (d) Dividends and distributions to shareholders:

    Net investment income dividends are declared daily and paid monthly. Net realized capital gains, unless offset by any available capital loss carryforward, are distributed to shareholders annually or more frequently to maintain a net asset value of $1.00 per share.

    Dividends and distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for deferral of losses on wash sales and net capital losses incurred after October 31 and within the taxable year ("Post-October losses").

    In order to avoid a Federal excise tax, each Portfolio is required to distribute certain minimum amounts of net realized capital gain and net investment income for the respective periods ending October 31 and December 31 in each calendar year.

  (e) Federal taxes:

    It is the policy of the Funds that each Portfolio continue to qualify as a regulated investment company, if such qualification is in the best interest of the shareholders, by complying with the requirements of the Internal Revenue Code applicable to regulated investment companies, and by distributing substantially all of its taxable earnings to its shareholders.

    At March 31, 1999, the following Portfolios had approximate capital loss carryforwards for Federal tax purposes available to offset future net capital gains through the indicated expiration dates:

                                           Expiration Date March 31,
                            -------------------------------------------------------
                             2001    2002    2003    2004    2005    2006    2007    Total
                            ------- ------- ------- ------- ------- ------- ------- --------
   Government Money Fund... $10,000     --  $48,000 $ 1,000     --  $ 6,000 $ 3,000 $ 68,000
   Money Fund..............     --      --   21,000  21,000 $12,000     --      --    54,000
   Tax-Exempt Money Fund...  18,000 $31,000     --      --   51,000  35,000  27,000  162,000

  (f) Expense Allocation:

    Expenses directly attributable to a Portfolio are charged to that Portfolio. Other expenses are allocated to the respective Portfolios based on average daily net assets.

2. Investment Advisory Fee, Administration Fee and Related Party Transactions

  United States Trust Company of New York ("U.S. Trust NY") and U.S. Trust Company (collectively with U.S. Trust NY, "U.S. Trust") serve as the investment adviser to the Portfolios. For the services provided pursuant to the Investment Advisory Agreements, U.S. Trust is entitled to receive a fee, computed daily and paid monthly, at the annual rates of .25% of the average daily net assets of the Government Money Fund, the Money Fund and the Tax-Exempt Money Fund, .30% of the average daily net assets of the Treasury Money Fund, and .50% of the average daily net assets of the New York Tax-Exempt Money Fund. U.S. Trust NY is a state-chartered bank and trust company and a member bank of the Federal Reserve System. U.S. Trust Company is a Connecticut state bank and trust company. Each is a wholly-owned subsidiary of U.S. Trust Corporation, a registered bank holding company.

  U.S. Trust Company, Chase Global Funds Services Company, a corporate affiliate of The Chase Manhattan Bank, and Federated Administrative Services (collectively, the "Administrators") provide administrative services to the Funds. For the services provided to the Portfolios, the Administrators are entitled jointly to annual fees, computed daily and paid monthly, based on the combined aggregate average daily net assets of Excelsior Fund, Excelsior Tax-Exempt Fund and Excelsior Institutional Trust (excluding the international equity portfolios of Excelsior Fund and Excelsior Institutional Trust), all of which are affiliated investment companies, as follows: .200% of the first $200 million, .175% of the next $200 million, and .150% over $400 million. Administration fees payable by each Portfolio of the three investment companies are determined in proportion to the relative average daily net assets of the respective Portfolios for the period paid. For the six months ended September 30, 1999, administration fees charged by U.S. Trust Company were as follows:

     Treasury Money Fund.............................................. $ 92,896
     Government Money Fund............................................  161,571
     Money Fund.......................................................  204,121
     Tax-Exempt Money Fund............................................  281,688
     New York Tax-Exempt Money Fund...................................   59,569

  From time to time, as they may deem appropriate in their sole discretion, U.S. Trust and the Administrators may undertake to waive a portion or all of the fees payable to them and also may reimburse the Portfolios for a portion of other expenses. In addition, until further notice to Excelsior Tax-Exempt Fund, U.S. Trust intends to voluntarily waive fees and reimburse expenses to the extent necessary for New York Tax-Exempt Money Fund to maintain an annual expense ratio of not more than .60%. For the six months ended September 30, 1999, U.S. Trust waived investment advisory fees totaling $268,349 for New York Tax-Exempt Money Fund pursuant to this voluntary limitation.

  Effective November 19, 1999, U.S. Trust has contractually agreed to waive investment advisory fees and to reimburse other ordinary operating expenses through March 31, 2000 to the extent necessary to keep total operating expenses from exceeding the following annual percentages of each Portfolio's average daily net assets:

     Treasury Money Fund.................................................. 0.55%
     Government Money Fund................................................ 0.50%
     Money Fund........................................................... 0.50%
     Tax-Exempt Money Fund................................................ 0.50%

  The Funds have also entered into administrative servicing agreements with various service organizations (which may include affiliates of U.S. Trust) requiring them to provide administrative support services to their customers owning shares of the Portfolios. As a consideration for the administrative services provided by each service organization to its customers, each Portfolio will pay the service organization an administrative service fee at the annual rate of up to .40% of the average daily net asset value of its shares held by the service organization's customers. Such services may include assisting in processing purchase, exchange and redemption requests; transmitting and receiving funds in connection with customer orders to purchase, exchange or redeem shares; and providing periodic statements.

  Administrative service fees paid to affiliates of U.S. Trust amounted to $852,884 for the six months ended September 30, 1999. Until further notice to the Funds, U.S. Trust and the Administrators have voluntarily agreed to waive investment advisory and administration fees payable by each Portfolio in an amount equal to the administrative service fees payable (including fees paid to affiliates of U.S. Trust) by such Portfolio. For the six months ended September 30, 1999, U.S. Trust and the Administrators waived investment advisory and administration fees in amounts equal to the administrative service fees for the Portfolios as set forth below:

                                                       U.S. Trust Administrators
                                                       ---------- --------------
     Treasury Money Fund..............................  $ 53,365        --
     Government Money Fund............................   111,347       $110
     Money Fund.......................................   247,993        --
     Tax-Exempt Money Fund............................   431,097        --
     New York Tax-Exempt Money Fund...................     9,841        --

  Edgewood Services, Inc. ("the Distributor"), a wholly-owned subsidiary of Federated Investors, Inc., serves as the distributor of the Funds. Shares of each Portfolio are sold without a sales charge on a continuous basis by the Distributor.

  Each Director of the Funds receives an annual fee of $9,000, plus a meeting fee of $1,500 for each meeting attended, and is reimbursed for expenses incurred for attending meetings. The Chairman receives an additional annual fee of $5,000.

3. Common Stock:

  Excelsior Fund has authorized capital of 35 billion shares of Common Stock,
26.375 billion of which is currently classified to represent interests in one of seventeen separate investment portfolios. Excelsior Tax-Exempt Fund has authorized capital of 14 billion shares of Common Stock, 13 billion of which is currently classified to represent interests in one of seven separate investment portfolios. Authorized capital currently classified for each Portfolio is as follows: 2 billion shares each of the Treasury Money Fund, the Government Money Fund, the Money Fund, the Tax-Exempt Money Fund and the New York Tax-Exempt Money Fund.

  Each share has a par value of $.001 and represents an equal proportionate interest in the particular Portfolio with other shares of the same Portfolio, and is entitled to such dividends and distributions of taxable earnings on the assets belonging to such Portfolio as are declared at the discretion of each Fund's Board of Directors. Since the Portfolios have sold, reinvested and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, reinvestments and redemptions is the same as the amounts shown below for such transactions.

                                                     Treasury Money Fund
                                               --------------------------------
                                                 Six Months       Year Ended
                                               Ended 09/30/99      03/31/99
                                               ---------------  ---------------
Sold.......................................... $ 1,508,890,784  $ 2,679,518,952
Issued as reinvestment of dividends...........       1,112,945        3,026,464
Redeemed......................................  (1,596,817,543)  (2,658,004,724)
                                               ---------------  ---------------
Net Increase (Decrease)....................... $   (86,813,814) $    24,540,692
                                               ===============  ===============
                                                    Government Money Fund
                                               --------------------------------
                                                 Six Months       Year Ended
                                               Ended 09/30/99      03/31/99
                                               ---------------  ---------------
Sold.......................................... $ 3,389,892,788  $ 4,372,983,435
Issued as reinvestment of dividends...........         831,264        1,710,757
Redeemed......................................  (3,222,893,370)  (4,332,961,570)
                                               ---------------  ---------------
Net Increase.................................. $   167,830,682  $    41,732,622
                                               ===============  ===============

                                                         Money Fund
                                               --------------------------------
                                                 Six Months       Year Ended
                                               Ended 09/30/99      03/31/99
                                               ---------------  ---------------
Sold.......................................... $ 2,125,245,182  $ 4,459,113,083
Issued as reinvestment of dividends...........       2,559,997        5,478,185
Redeemed......................................  (2,066,000,616)  (4,149,800,055)
                                               ---------------  ---------------
Net Increase.................................. $    61,804,563  $   314,791,213
                                               ===============  ===============
                                                    Tax-Exempt Money Fund
                                               --------------------------------
                                                 Six Months       Year Ended
                                               Ended 09/30/99      03/31/99
                                               ---------------  ---------------
Sold.......................................... $ 2,507,824,368  $ 5,351,039,833
Issued as reinvestment of dividends...........         890,950        2,425,946
Redeemed......................................  (2,745,830,903)  (5,246,893,150)
                                               ---------------  ---------------
Net Increase (Decrease)....................... $  (237,115,585) $   106,572,629
                                               ===============  ===============
                                               New York Tax-Exempt Money Fund
                                               --------------------------------
                                                 Six Months       Year Ended
                                               Ended 09/30/99      03/31/99*
                                               ---------------  ---------------
Sold.......................................... $   518,709,563  $   886,545,150
Issued as reinvestment of dividends...........         358,023          165,634
Redeemed......................................    (516,323,816)    (580,991,477)
                                               ---------------  ---------------
Net Increase.................................. $     2,743,770  $   305,719,307
                                               ===============  ===============

--------
* For the period August 3, 1998 (commencement of operations) through March 31, 1999.

4. Line of Credit:

  The Portfolios and other affiliated funds participate in a $250 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made to temporarily finance the repurchase of Portfolio shares. Interest is charged to each Portfolio, based on its borrowings, at a rate equal to the Federal Funds Rate plus 2% per year. In addition, a commitment fee, based on the average daily unused portion of the line of credit, is allocated among the participating Portfolios at the end of each quarter. For the six months ended September 30, 1999, the Portfolios had no borrowings under the agreement.

5. Year 2000 Risk:

  The Funds depend on the smooth functioning of computer systems in almost every aspect of their business. Like other mutual funds, businesses and individuals around the world, the Funds could be adversely affected if the computer systems used by their service providers do not properly process dates on and after January 1, 2000, and distinguish between the year 2000 and the year 1900. This is commonly known as the "Year 2000 Problem." The investment adviser and the Funds' other service providers advise that they are taking steps to address the Year 2000 Problem with respect to the computer systems that they use. Currently, they do not anticipate that the transition to the 21st Century will have any material impact on their ability to continue to service the Funds at current levels. At this time, however, there can be no assurance that their efforts will be sufficient to avoid any adverse impact on the Funds as a result of the Year 2000 Problem. In addition, the Funds and their shareholders may experience losses as a result of computer difficulties experienced by issuers of portfolio securities or third parties, such as custodians, banks, broker-dealers or others with which the Funds do business.